Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding
Our derivative assets are recorded in other assets and our derivative liabilities are recorded in accounts payable, accrued expenses and other liabilities in our Consolidated Balance Sheets. The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2018 and 2017:

	As of December 31,
	2018		2017
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting hedges:
Interest rate caps	$2,523,500	$32,547	$2,721,000	$25,021
Derivative assets designated as accounting cash flow hedges:
Interest rate swaps	$1,900,957	$36,558	$1,830,785	$23,875
Total derivative assets		$69,105		$48,896

(a)	The notional amount is reported as nil for caps and swaps where the effective date has not yet commenced.

	As of December 31,
	2018		2017
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities designated as accounting cash flow hedges:
Interest rate swaps	$1,375,000	$29,321	$—	$—
Total derivative liabilities		$29,321		$—

(a)	The notional amount is reported as nil for swaps where the effective date has not yet commenced.

Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive income related to derivative financial instruments for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate swaps	$(16,639)	$17,049	$6,846
Income tax effect	2,080	(2,131)	(856)
Net changes in cash flow hedges, net of tax	$(14,559)	$14,918	$5,990

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements
The following table presents the effect of derivatives recorded as reductions to or (increases) in interest expense in our Consolidated Income Statements for the years ended December 31, 2018, 2017 and 2016.

	Year Ended December 31,
	2018	2017	2016
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate caps	$5,158	$(14,178)	$(1,628)
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	6,874	—	—
Effect from derivatives on interest expense	$12,032	$(14,178)	$(1,628)